Income Tax (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Tax [Abstract]
Net operating loss carryforwards	$ 160,439	$ 0
Change in the valuation allowance	$ 198,471	$ 136,060